STOCKHOLDERS’ EQUITY (Details Narrative) - $ / shares	7 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Nov. 26, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares authorized	300,000,000	300,000,000
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares issued	1,625,000	1,625,000
Common stock, shares outstanding	1,625,000	1,625,000
Temporary equity shares authorized	6,500,000	6,500,000
Share redemption price per share	$ 18.00	$ 18.00
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant Price per share			$ 10.00
Warrant [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued	5,750,000	5,750,000
Public Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued	3,250,000	3,250,000
Private Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued	2,500,000	2,500,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant Price per share	$ 0.01	$ 0.01